Financial instruments - Summary of foreign currency risk (Detail) - Foreign currency risk [member] - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	$ 21,073	$ 272
Liabilities	3,464	2,196
US dollars [member]
Disclosure of detailed information about financial instruments [line items]
Assets	21,073	272
Liabilities	3,448	2,196
Euros [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities	$ 16	$ 0